	NICHOLAS EQUITY INCOME FUND, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF DECEMBER 31, 2022

SHARES OR
PRINCIPAL
AMOUNT		VALUE
COMMON STOCKS --93.16%
	Communication Services - Telecommunication Services -- 1.23%
139,500	Verizon Communications Inc.	$5,496,300

	Consumer Discretionary - Consumer Durables & Apparel -- 1.54%
87,500	M.D.C. Holdings, Inc.	2,765,000
315,000	Newell Brands Inc	4,120,200
		6,885,200

	Consumer Discretionary - Consumer Services -- 0.61%
8,646	Cedar Fair, L.P.	357,426
65,000	Travel + Leisure Co.	2,366,000
		2,723,426

	Consumer Discretionary - Retailing -- 6.32%
24,000	Genuine Parts Company	4,164,240
26,300	Home Depot, Inc.	8,307,118
39,500	Target Corporation	5,887,080
124,000	TJX Companies Inc	9,870,400
		28,228,838

	Consumer Staples - Food & Staples Retailing -- 1.92%
112,000	Sysco Corporation	8,562,400

	Consumer Staples - Food Beverage & Tobacco -- 4.76%
142,500	Coca-Cola Company	9,064,425
101,500	Mondelez International, Inc. Class A	6,764,975
53,500	Philip Morris International Inc.	5,414,735
		21,244,135

	Consumer Staples - Household & Personal Products -- 1.82%
53,500	Procter & Gamble Company	8,108,460

	Energy - Energy -- 3.81%
48,000	Chevron Corporation	8,615,520
41,000	ConocoPhillips	4,838,000
119,100	Enterprise Products Partners L.P.	2,872,692
20,183	Williams Companies, Inc.	664,021
		16,990,233

	Financials - Banks -- 5.49%
160,000	First Horizon Corporation	3,920,000
61,500	JPMorgan Chase & Co.	8,247,150
52,800	PNC Financial Services Group, Inc.	8,339,232
85,000	Webster Financial Corporation	4,023,900
		24,530,282

	Financials - Diversified Financials -- 6.78%
7,950	BlackRock, Inc.	5,633,608
50,500	Cohen & Steers, Inc.	3,260,280
82,000	Northern Trust Corporation	7,256,180
49,500	Raymond James Financial, Inc.	5,289,075
106,000	Charles Schwab Corp	8,825,560
		30,264,703

	Financials - Insurance -- 2.17%
44,000	Chubb Limited	9,706,400

	Health Care - Health Care Equipment & Services -- 6.78%
84,500	Abbott Laboratories	9,277,255
90,800	CVS Health Corporation	8,461,652
109,000	Medtronic Plc	8,471,480
150,000	Smith & Nephew plc Sponsored ADR	4,033,500
		30,243,887

	Health Care - Pharmaceuticals, Biotechnology & Life Sciences -- 10.87%
49,500	AbbVie, Inc.	7,999,695
120,000	Astrazeneca PLC Sponsored ADR	8,136,000
175,000	GSK plc Sponsored ADR	6,149,500
55,500	Johnson & Johnson	9,804,075
85,000	Merck & Co., Inc.	9,430,750
205,000	Perrigo Co. Plc	6,988,450
		48,508,470

	Industrials - Capital Goods -- 8.39%
43,500	Eaton Corp. Plc	6,827,325
7,500	W.W. Grainger, Inc.	4,171,875
32,500	Honeywell International Inc.	6,964,750
41,500	Illinois Tool Works Inc.	9,142,450
44,500	Lincoln Electric Holdings, Inc.	6,429,805
8,000	Lockheed Martin Corporation	3,891,920
		37,428,125

	Information Technology - Semiconductors &
	Semiconductor Equipment -- 6.37%
61,500	Analog Devices, Inc.	10,087,845
15,500	Broadcom Inc.	8,666,515
138,000	Microchip Technology Incorporated	9,694,500
		28,448,860

	Information Technology - Software & Services -- 5.76%
101,000	Fidelity National Information Services, Inc.	6,852,850
58,500	International Business Machines Corporation	8,242,065
44,250	Microsoft Corporation	10,612,035
		25,706,950

	Information Technology - Technology Hardware & Equipment -- 3.70%
179,000	Cisco Systems, Inc.	8,527,560
250,000	Juniper Networks, Inc.	7,990,000
		16,517,560

	Materials - Materials -- 4.85%
32,750	Air Products and Chemicals, Inc.	10,095,515
31,500	Avery Dennison Corporation	5,701,500
85,500	DuPont de Nemours, Inc.	5,867,865
		21,664,880

	Real Estate - Real Estate -- 5.25%
26,000	American Tower Corporation	5,508,360
40,712	Digital Realty Trust, Inc.	4,082,192
10,750	Equinix, Inc.	7,041,573
86,800	W. P. Carey Inc.	6,783,420
		23,415,545

	Utilities - Utilities -- 4.74%
119,000	CMS Energy Corporation	7,536,270
96,500	NextEra Energy, Inc.	8,067,400
59,000	WEC Energy Group Inc	5,531,840
		21,135,510

	TOTAL COMMON STOCKS
	(cost $305,068,480)	415,810,164

SHORT-TERM INVESTMENTS -- 6.61%
	U.S. Government Securities -- 5.47%
$4,500,000	U.S. Treasury Bill 01/05/2023, 1.475%	4,499,091
5,000,000	U.S. Treasury Bill 01/19/2023, 3.096%	4,991,956
5,000,000	U.S. Treasury Bill 02/02/2023, 3.521%	4,984,136
5,000,000	U.S. Treasury Bill 03/02/2023, 4.114%	4,965,853
5,000,000	U.S. Treasury Bill 03/16/2023, 4.070%	4,958,535
		24,399,571

	Money Market Fund -- 1.14%
5,109,100	Morgan Stanley Liquidity Funds Government Portfolio (Institutional Class),
	7-day net yield, 4.08%	5,109,100

	TOTAL SHORT-TERM INVESTMENTS
	(cost $29,503,837)	29,508,671

TOTAL INVESTMENTS
(cost $334,572,317) -- 99.77%	445,318,835
OTHER ASSETS, NET OF LIABILITIES -- 0.23%	1,031,795
TOTAL NET ASSETS
(basis of percentages disclosed above) -- 100%	$446,350,630

* Non-income producing security.

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Accounting Standards Codification 820-10.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     Level 1 - quoted prices in active markets for identical investments

     Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2022 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
Level 1
Common Stocks(1)	$415,810,164
Money Market Fund	5,109,100
Level 2
U.S. Government Securities	24,399,571
Level 3
None	—
Total	$445,318,835

(1) See Schedule above for further detail by industry.